Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of financial liabilities [line items]
Balance at beginning of the period			$ 3,875
Balance at end of the period	$ 184		3,322	$ 3,875
Indirect taxes
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,277	1,649	$ 1,976
Penalties and other charges			40	67	56
New provision for contingencies			629	19	475
Cancellation and expiration			(341)	(42)	(9)
Payments			(449)	(312)	(587)
Effects of changes in foreign exchange rates			(17)	(104)	(110)
Balance at end of the period			1,139	1,277	1,649
Indirect taxes | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinued operations			0	0	(152)
Labor
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,445	1,570	1,703
Penalties and other charges			93	71	64
New provision for contingencies			678	531	868
Cancellation and expiration			(385)	(206)	(525)
Payments			(419)	(236)	(308)
Effects of changes in foreign exchange rates			(55)	(285)	(155)
Balance at end of the period			1,357	1,445	1,570
Labor | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinued operations			0	0	(77)
Legal
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,153	1,104	1,006
Penalties and other charges			110	52	50
New provision for contingencies			154	52	423
Cancellation and expiration			(492)	(105)	(122)
Payments			(63)	(9)	(68)
Effects of changes in foreign exchange rates			(36)	59	(84)
Balance at end of the period			826	1,153	1,104
Legal | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinued operations			$ 0	$ 0	$ (101)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4